DEBT - Schedule of changes in carrying amount of debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 100,706
Accretion of 7% Convertible Debentures discount	3,763	$ 4,149
Balance at the end of the period	106,769	100,706
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Beginning balance	44,612	42,515
Accretion of 7% Convertible Debentures discount	2,390	2,097
Balance at the end of the period	$ 47,002	$ 44,612